Investments in associates and joint ventures - Summary of Investments in Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Total	¥ 268,513	¥ 225,086	¥ 204,291
Aggregated individually immaterial associates and joint ventures
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Associates	235,671	198,539	181,795
Joint ventures	32,842	26,547	22,496
Total	¥ 268,513	¥ 225,086	¥ 204,291